Annual Fund Operating Expenses - Vanguard Growth and Income Fund	Sep. 30, 2025
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.37%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.39%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.01%
Expenses (as a percentage of Assets)	0.28%